PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
PREPAYMENTS AND OTHER RECEIVABLES
PREPAYMENTS AND OTHER RECEIVABLES

7.    PREPAYMENTS AND OTHER RECEIVABLES

Prepayments and other receivables consist of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$

Receivables from third party payment service providers	5,172	2,347	360
Interest receivables	1,255	466	71
Deferred sponsorship and advertising expenses	139	175	27
Prepaid insurance	218	236	36
Deferred expense*	2,332	2,513	385
Receivables for disposal of long-term investments	8,901	8,901	1,364
Deductible value-added input tax	11,602	11,648	1,785
Others	9,052	5,595	858
Less: allowance for doubtful accounts	(8,391)	(8,901)	(1,364)
Prepayments and other receivables, net	30,280	22,980	3,522

7.    PREPAYMENTS AND OTHER RECEIVABLES (continued)

The table below provides a reconciliation of the beginning and ending allowance for doubtful accounts balance related to other receivables, for the years ended December 31, 2018, 2019 and 2020:

	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2019	2020	2020
		RMB	RMB	US$

Beginning balance prior to ASC 326	—	—	8,391	1,286
Impact of adoption to ASC 326	—	—	—	—
Beginning balance	—	—	8,391	1,286
Provisions	—	20,253	510	78
Write-offs	—	(11,862)	—	—
Ending balance	—	8,391	8,901	1,364

*     Deferred expense represents cash paid in advance to vendors, such as consultant expense and compliance expense, which would be amortized according to their respective service periods.